Annual Total Returns - Utilities Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-20 - Utilities Portfolio - VIP Utilities Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	13.11%
Annual Return 2012	7.36%
Annual Return 2013	20.92%
Annual Return 2014	21.64%
Annual Return 2015	(10.80%)
Annual Return 2016	14.03%
Annual Return 2017	17.83%
Annual Return 2018	8.66%
Annual Return 2019	23.14%
Annual Return 2020	(0.20%)